Long-Term Investments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023
Long-Term Investments [Line Items]
Investments consideration	$ 1,478,400		$ 1,478,400		$ 1,480,800
Incurred net loss	(1,464,200)	$ (3,403,500)	(3,942,100)	$ (4,270,300)
Equity loss	$ (1,000)		(2,400)
Share of equity loss			(9,400)
Share of equity loss			2,400
Investment in Quleduo [Member]
Long-Term Investments [Line Items]
Investments consideration						$ 1,500,000	$ 1,500,000	$ 1,500,000
Ownership percentage						25.00%	25.00%	25.00%
Incurred net loss			3,800
Equity loss			$ (1,000)
MarsLand [Member]
Long-Term Investments [Line Items]
Ownership percentage	30.00%		30.00%		30.00%
Investments
DaoMax [Member]
Long-Term Investments [Line Items]
Ownership percentage	7.60%		7.60%		7.60%
Investments
Impairment provided against investment					$ 546,000